Value of Business Acquired	12 Months Ended
Dec. 31, 2016
Value of Business Acquired
(13)	Value of Business Acquired

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2016	2015	2014
Balance, beginning of year	$—	—	—
Interest	127	210	314
Amortization	(1,619)	(2,950)	(3,479)
Change in shadow VOBA	1,492	2,740	3,165

Balance, end of year	$—	—	—

The net amortization of the VOBA in each of the next five years is expected to be as follows:

2017	$2,059
2018	1,731
2019	711
2020 and beyond	—

Accumulated amortization of VOBA is $242,835 and $241,216 as of December 31, 2016 and 2015, respectively.